Net Investment In Subleases - Summary of Net Investment in Subleases (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 CAD ($)
Disclosure Of Net Investment In Subleases [Abstract]
Acquisition (note 5)	$ 23,751
Additions	3,951
Finance income	573
Rents recovered (payments made directly to landlords)	(1,713)
Balance, end of year	26,562
Current portion	3,991
Long-term	$ 22,571